UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22118

Dreman Contrarian Funds

(Exact name of registrant as specified in charter)

Plaza 10, Suite 800, Jersey City, NJ	07311
(Address of principal executive offices)	(Zip code)

William Murphy

Unified Fund Services, Inc.

2960 N. Meridian, Ste 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31

Date of reporting period:	07/31/09___

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments
July 31, 2009
(Unaudited)

Common Stocks - 91.95%	Shares	Value

Air Courier Services - 2.02%
FedEx Corp.	10,944	$ 742,441

Aircraft Engines & Engine Parts - 2.34%
United Technologies Corp.	15,785	859,809

Cigarettes - 1.58%
Philip Morris International, Inc.	12,442	579,797

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.19%
3M Co.	6,216	438,352

Crude Petroleum & Natural Gas - 22.15%
Anadarko Petroleum Corp.	42,175	2,032,835
Apache Corp.	22,700	1,905,665
Chesapeake Energy Corp.	86,600	1,856,704
Devon Energy Corp.	26,550	1,542,289
Occidental Petroleum Corp.	11,275	804,358
		8,141,851

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.17%
Emerson Electric Co.	11,895	432,740
General Electric Co.	82,150	1,100,810
		1,533,550

Finance Services - 1.93%
American Express Co.	25,050	709,667

Food and Kindred Products - 5.56%
Altria Group, Inc.	116,620	2,044,349

Hospital & Medical Service Plans - 5.49%
Aetna, Inc.	34,575	932,488
UnitedHealth Group, Inc.	38,750	1,087,325
		2,019,813

Insurance Agents, Brokers & Service - 0.39%
Hartford Financial Services Group, Inc.	8,775	144,700

Metal Mining - 4.87%
BHP Billiton Ltd. (a)	28,445	1,790,897

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.57%
Eaton Corp.	18,225	946,242

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 91.95% - continued	Shares	Value

National Commercial Banks - 15.02%
Bank of America Corp.	124,427	$ 1,840,275
JPMorgan Chase & Co.	39,025	1,508,316
KeyCorp	55,775	322,380
PNC Financial Services Group, Inc.	15,329	561,961
U.S. Bancorp	10,375	211,754
Wells Fargo & Co.	44,106	1,078,833
		5,523,519

Petroleum Refining - 7.15%
Chevron Corp.	11,100	771,117
ConocoPhillips	34,035	1,487,670
Valero Energy Corp.	20,475	368,550
		2,627,337

Pharmaceutical Preparations - 4.13%
Eli Lilly & Co.	6,650	232,019
Wyeth	27,600	1,284,780
		1,516,799

Retail - Lumber & Other Building Materials - 3.35%
Lowe's Companies, Inc.	54,850	1,231,931

Retail - Miscellaneous Shopping Goods Store - 4.11%
Staples, Inc.	71,875	1,510,812

Savings Institution, Federally Chartered - 0.00%
Washington Mutual, Inc. (b)	14,600	1,372

Services - Miscellaneous Amusement & Recreation - 0.91%
Walt Disney Co./The	13,250	332,840

State Commercial Banks - 1.35%
Fifth Third Bancorp	52,275	496,613

Water Transportation - 1.67%
Carnival Corp.	21,875	612,281

TOTAL COMMON STOCKS (Cost $32,597,645)		33,804,972

Exchange-Traded Funds - 7.24%
Financial Select Sector SPDR Fund	74,850	973,798
SPDR KBW Bank ETF	83,960	1,687,596

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,317,037)		2,661,394

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

	Shares	Value

Money Market Securities - 1.76%
Huntington Money Market Fund - Trust Shares, 0.01% (c)	645,780	$ 645,780

TOTAL MONEY MARKET SECURITIES (Cost $645,780)		645,780

TOTAL INVESTMENTS (Cost $35,560,462) - 100.95%		$ 37,112,146

Liabilities in excess of other assets - (0.95)%		(350,056)

TOTAL NET ASSETS - 100.00%		$ 36,762,090

(a) American Depositary Receipt.
(b) Non-income producing.
(c) Variable rate security; the money market rate shown represents the rate at July 31, 2009.

Tax Related
Unrealized appreciation	$ 2,331,877
Unrealized depreciation	(780,193)
Net unrealized appreciation	$ 1,551,684

Aggregate cost of securities for income tax purposes	$ 35,560,462

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments
July 31, 2009
(Unaudited)

Common Stocks - 93.86%	Shares	Value

Agriculture Chemicals - 1.49%
Terra Industries, Inc.	650	$ 18,954

Biological Products (No Diagnostic Substances) - 1.12%
Biogen Idec, Inc. (a)	300	14,265

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 3.41%
Corn Products International, Inc.	725	20,300
H.J. Heinz Co.	600	23,076
		43,376

Cigarettes - 1.74%
Lorillard, Inc.	300	22,116

Crude Petroleum & Natural Gas - 4.45%
Chesapeake Energy Corp.	850	18,224
Cimarex Energy Co.	525	18,785
Newfield Exploration Co. (a)	500	19,665
		56,674

Dolls & Stuffed Toys - 1.75%
Mattel, Inc.	1,270	22,327

Drawing & Insulating of Nonferrous Wire - 1.45%
General Cable Corp. (a)	475	18,416

Electric & Other Services Combined - 3.47%
Ameren Corp.	775	19,708
Integrys Energy Group, Inc.	725	24,490
		44,198

Electric Lighting & Wiring Equipment - 1.54%
Hubbell, Inc. - Class B	525	19,593

Electric Services - 4.48%
American Electric Power Company, Inc.	700	21,672
PPL Corp.	550	18,585
Progress Energy, Inc.	425	16,762
		57,019

Fire, Marine & Casualty Insurance - 5.79%
Allstate Corp. / The	725	19,510
Cincinnati Financial Corp.	748	18,064
HCC Insurance Holdings, Inc.	795	19,954
RenaissanceRe Holdings, Ltd.	321	16,130
		73,658

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 93.86% - continued	Shares	Value

Gold and Silver Ores - 2.91%
Silver Wheaton Corp. (a)	2,000	$ 18,360
Yamana Gold, Inc.	1,975	18,743
		37,103

Heating Equipment, Except Electric & Warm Air, & Plumbing Fixtures - 1.63%
Fortune Brands, Inc.	525	20,774

Heavy Construction Other Than Building Construction - Contractors - 1.35%
Fluor Corp.	325	17,160

Household Appliances - 1.91%
Whirlpool Corp.	425	24,263

Investment Advice - 3.11%
Ameriprise Financial, Inc.	750	20,850
Federated Investors, Inc. - Class B	725	18,799
		39,649

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 1.65%
VF Corp.	325	21,024

Metal Mining - 1.54%
Freeport-McMoRan Copper & Gold, Inc.	325	19,598

Mining Machinery & Equipment (No Oil & Gas Field Machinery & Equipment) - 1.46%
Joy Global, Inc.	500	18,590

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.64%
Energizer Holdings, Inc. (a)	325	20,819

Miscellaneous Fabricated Metal Products - 1.39%
Parker Hannifin Corp.	400	17,712

Miscellaneous Furniture & Fixtures - 1.55%
Kinetic Concepts, Inc. (a)	625	19,763

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.33%
Eaton Corp.	325	16,874

Miscellaneous Metal Ores - 1.47%
Cameco Corp.	675	18,664

National Commercial Banks - 2.71%
Comerica, Inc.	775	18,476
SunTrust Banks, Inc.	825	16,088
		34,564

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 93.86% - continued	Shares	Value

Oil & Gas Field Machinery & Equipment - 1.35%
Baker Hughes, Inc.	425	$ 17,213

Oil & Gas Field Services - 1.59%
BJ Services Co.	1,425	20,206

Ophthalmic Goods - 1.24%
Cooper Companies, Inc. / The	575	15,778

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.46%
Zimmer Holdings, Inc. (a)	400	18,640

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.62%
PPG Industries, Inc.	375	20,625

Pharmaceutical Preparations - 2.48%
Biovail Corp.	1,475	19,750
Mylan, Inc. (a)	900	11,871
		31,621

Radio & TV Broadcasting & Communications Equipment - 1.78%
L-3 Communications Holdings, Inc.	300	22,650

Railroads, Line-Haul Operating - 1.70%
Norfolk Southern Corp.	500	21,625

Retail - Eating Places - 1.47%
Burger King Holdings, Inc.	1,100	18,722

Retail - Family Clothing Stores - 1.57%
TJX Companies, Inc. / The	550	19,926

Retail - Radio TV & Consumer Electronics Stores - 0.88%
Best Buy Co., Inc.	300	11,211

Savings Institutions, Not Federally Chartered - 1.41%
Hudson City Bancorp, Inc.	1,275	17,927

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.01%
Garmin, Ltd.	900	24,894
Northrop Grumman Corp.	300	13,374
		38,268

Semiconductors & Related Devices - 2.94%
National Semiconductor Corp.	1,300	19,578
Xilinx, Inc.	825	17,894
		37,472

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 93.86% - continued	Shares	Value

Services - Business Services - 1.51%
Western Union Co.	1,100	$ 19,228

Services - Computer Processing & Data Preparation - 1.49%
Fiserv, Inc. (a)	400	18,964

Services - Prepackaged Software - 1.52%
Check Point Software Technologies, Ltd. (a)	725	19,350

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.40%
Nucor Corp.	400	17,788

Telephone Communications (No Radiotelephone) - 1.43%
Windstream Corp.	2,075	18,198

Wholesale - Drugs Proprietaries & Druggists' Sundries - 1.57%
Cardinal Health, Inc.	600	19,980

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 2.96%
Anixter International, Inc. (a)	425	14,544
Arrow Electronics, Inc. (a)	900	23,193
		37,737

Wholesale - Groceries & Related Products - 1.14%
SUPERVALU, Inc.	975	14,459

TOTAL COMMON STOCKS (Cost $1,349,583)		1,194,741

Real Estate Investment Trusts - 4.67%
Annaly Capital Management, Inc.	950	16,008
Hospitality Properties Trust	1,125	17,764
Ventas, Inc.	725	25,592

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $65,493)		59,364

Escrow Rights - 0.00%
Southern Energy Escrow Rights (b)	15,000	-

TOTAL ESCROW RIGHTS (Cost $0)		-

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

	Shares	Value
Money Market Securities - 1.16%
Huntington Money Market Fund - Trust Shares, 0.01% (c)	14,804	$ 14,804

TOTAL MONEY MARKET SECURITIES (Cost $14,804)		14,804

TOTAL INVESTMENTS (Cost $1,429,880) - 99.69%		$ 1,268,909

Other assets less liabilities - 0.31%		3,963

TOTAL NET ASSETS - 100.00%		$ 1,272,872

(a) Non-income producing.
(b) Escrow rights issued in conjunction with bond reorganization. There is no market for the rights, therefore these are considered to be illiquid and are valued according to fair value procedures approved by the Trust.
(c) Variable rate security; the money market rate shown represents the rate at July 31, 2009.

Tax Related
Unrealized appreciation	$ 95,622
Unrealized depreciation	(256,593)
Net unrealized depreciation	$ (160,971)

Aggregate cost of securities for income tax purposes	$ 1,429,880

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments
July 31, 2009
(Unaudited)

Common Stocks - 90.92%	Shares	Value

Agriculture Chemicals - 0.99%
Scotts Miracle-Gro Co. - Class A / The	19,800	$ 773,190

Air Transportation, Nonscheduled - 0.52%
Bristow Group, Inc. (a)	12,304	407,262

Arrangement of Transportation of Freight & Cargo - 0.88%
Brink's Co. / The	25,500	692,325

Bituminous Coal & Lignite Surface Mining - 1.09%
Arch Coal, Inc.	48,950	852,219

Canned Fruits, Vegetables, Preserves, Jams & Jellies - 1.02%
Del Monte Foods Co.	82,850	800,331

Cigarettes - 0.90%
Vector Group, Ltd.	47,654	708,138

Crude Petroleum & Natural Gas - 4.34%
Contango Oil & Gas Co. (a)	13,690	635,079
Forest Oil Corp. (a)	52,500	884,625
St. Mary Land & Exploration Co.	37,725	900,496
Whiting Petroleum Corp. (a)	21,500	988,140
		3,408,340

Drawing & Insulating of Nonferrous Wire - 1.00%
General Cable Corp. (a)	20,200	783,154

Drilling Oil & Gas Wells - 1.10%
Atwood Oceanics, Inc. (a)	29,975	864,479

Electric & Other Services Combined - 2.92%
ALLETE, Inc.	23,300	745,134
Integrys Energy Group, Inc.	22,875	772,718
NV Energy, Inc.	67,250	773,375
		2,291,227

Electric Housewares & Fans - 0.98%
Helen of Troy, Ltd. (a)	35,500	772,125

Electric Services - 2.09%
IDACORP, Inc.	29,900	828,828
TECO Energy, Inc.	60,375	814,459
		1,643,287

Electrical Work - 1.29%
EMCOR Group, Inc. (a)	41,900	1,010,628

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 90.92% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 6.64%
Allied World Assurance Company Holdings, Ltd.	17,125	$ 744,253
Argo Group International Holdings, Ltd. (a)	22,793	765,845
Aspen Insurance Holdings, Ltd.	29,400	731,178
Endurance Specialty Holdings, Ltd.	23,350	779,189
Hanover Insurance Group, Inc.	17,850	701,684
Platinum Underwriters Holdings, Ltd.	23,275	785,531
Safety Insurance Group, Inc.	21,875	705,688
		5,213,368

Footwear (No Rubber) - 0.94%
Wolverine World Wide, Inc.	30,700	739,870

Functions Related To Depository Banking - 0.14%
Net 1 UEPS Technologies, Inc. (a)	6,500	109,590

Gas & Other Services Combined - 0.96%
Vectren Corp.	30,550	750,308

General Building Contractors - Nonresidential Buildings - 0.30%
Tutor Perini Corp. (a)	12,565	231,824

General Industrial Machinery & Equipment - 1.11%
Gardner Denver, Inc. (a)	29,900	872,781

Gold and Silver Ores - 1.79%
Gammon Gold, Inc. (a)	55,900	390,182
IAMGOLD Corp.	17,000	179,520
Pan American Silver Corp. (a)	42,350	834,718
		1,404,420

Grain Mill Products - 1.76%
Corn Products International, Inc.	25,475	713,300
Ralcorp Holdings, Inc. (a)	10,475	665,267
		1,378,567

Hospital & Medical Service Plans - 1.15%
Healthspring, Inc. (a)	71,300	900,519

In Vitro & In Vivo Diagnostic Substances - 0.93%
Inverness Medical Innovations, Inc. (a)	21,800	733,570

Industrial Instruments For Measurement, Display, and Control - 0.97%
Esterline Technologies Corp. (a)	26,675	758,370

Laboratory Analytical Instruments - 1.92%
Mettler-Toledo International, Inc. (a)	9,100	764,946
PerkinElmer, Inc.	42,300	745,749
		1,510,695

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 90.92% - continued	Shares	Value

Machine Tools, Metal Cutting Types - 1.05%
Kennametal, Inc.	38,550	$ 821,886

Mining Machinery & Equipment - 0.86%
Joy Global, Inc.	18,100	672,958

Miscellaneous Business Credit Institution - 0.92%
Financial Federal Corp.	35,750	725,010

Miscellaneous Fabricated Metal Products - 1.07%
Barnes Group, Inc.	59,650	839,275

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.00%
Curtiss-Wright Corp.	23,775	785,288

Motors & Generators - 2.09%
Baldor Electric Co.	31,525	812,084
Regal-Beloit Corp.	17,850	827,526
		1,639,610

National Commercial Banks - 2.92%
FirstMerit Corp.	40,432	755,270
TCF Financial Corp.	50,850	719,019
Zions Bancorporation	60,350	819,553
		2,293,842

Oil & Gas Field Machinery & Equipment - 1.09%
Oil States International, Inc. (a)	31,500	854,280

Oil & Gas Field Services - 0.92%
Superior Energy Services, Inc. (a)	43,375	719,591

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.02%
RPM International, Inc.	50,400	804,384

Printed Circuit Boards - 2.23%
Jabil Circuit, Inc.	100,900	924,244
Park Electrochemical Corp.	35,392	827,111
		1,751,355

Radio & TV Broadcasting & Communications Equipment - 0.95%
CommScope, Inc. (a)	29,100	744,960

Railroads, Line-Haul Operating - 0.94%
Genesee & Wyoming, Inc. - Class A (a)	26,900	734,101

Retail - Apparel & Accessory Stores - 2.24%
Hanesbrands, Inc. (a)	48,550	966,145
Men's Wearhouse, Inc. / The	36,550	789,845
		1,755,990

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 90.92% - continued	Shares	Value

Retail - Eating Places - 0.87%
Brinker International, Inc./The	40,950	$ 681,408

Retail - Grocery Stores - 0.90%
Ruddick Corp.	29,900	702,650

Retail - Miscellaneous Retail - 0.74%
Cash America International, Inc.	21,800	582,714

Retail - Miscellaneous Shopping Goods Stores - 0.47%
Dick's Sporting Goods, Inc. (a)	18,700	371,195

Retail - Radio TV & Consumer Electronics Stores - 1.08%
RadioShack Corp.	54,864	850,941

Savings Institution, Federally Chartered - 0.96%
Washington Federal, Inc.	54,350	757,096

Security Brokers, Dealers & Flotation Companies - 2.33%
Raymond James Financial, Inc.	42,900	880,308
Waddell & Reed Financial, Inc. - Class A	33,450	948,976
		1,829,284

Semiconductors & Related Devices - 0.90%
Microsemi Corp. (a)	51,500	702,975

Services - Auto Rental & Leasing (No Drivers) - 1.20%
Ryder System, Inc.	26,875	944,119

Services - Computer Integrated Systems - 1.85%
CACI International, Inc. - Class A (a)	16,000	739,200
Jack Henry & Associates, Inc.	33,325	715,488
		1,454,688

Services - General Medical & Surgical Hospitals - 1.05%
LifePoint Hospitals, Inc. (a)	29,795	824,130

Services - Help Supply Services - 0.92%
Kelly Services, Inc. - Class A	61,570	724,063

Services - Home Health Care Services - 1.10%
Amedisys, Inc. (a)	19,350	865,138

Services - Hospitals - 1.08%
MEDNAX, Inc. (a)	18,300	848,205

Services - Motion Picture & Video Tape Production - 1.02%
DreamWorks Animation SKG, Inc. - Class A (a)	25,354	798,905

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 90.92% - continued	Shares	Value

Services - Offices & Clinics of Doctors of Medicine - 1.07%
AmSurg Corp. (a)	40,800	$ 841,296

Services - Personal Services - 0.90%
Regis Corp.	51,925	709,296

Services - Prepackaged Software - 2.11%
DST Systems, Inc. (a)	18,950	840,053
Sybase, Inc. (a)	22,700	812,660
		1,652,713

Services - Racing, Including Track Operation - 1.05%
International Speedway Corp. - Class A	32,100	820,797

State Commercial Banks - 2.29%
Associated Banc-Corp	25,725	278,859
Bank of Hawaii Corp.	19,000	729,030
Prosperity Bancshares, Inc.	23,650	792,511
		1,800,400

Surgical & Medical Instruments & Apparatus - 1.05%
Teleflex, Inc.	17,100	820,116

Telephone & Telegraph Apparatus - 1.08%
Plantronics, Inc.	35,900	849,753

Telephone Communications (No Radiotelephone) - 1.85%
Alaska Communications Systems Group, Inc.	100,975	748,225
Iowa Telecommunications Services, Inc.	57,225	701,579
		1,449,804

Transportation Services - 0.94%
GATX Corp.	29,125	734,533

Wholesale - Beer, Wine & Distilled Alcoholic Beverages - 1.01%
Central European Distribution Corp. (CEDC) (a)	27,480	788,951

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 0.83%
Anixter International, Inc. (a)	18,950	648,469

Wholesale - Farm Product Raw Materials - 0.94%
Universal Corp.	19,400	738,558

Wholesale - Groceries & Related Products - 0.96%
Nash Finch Co.	24,600	755,220

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 0.49%
Owens & Minor, Inc.	8,600	380,980

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 90.92% - continued	Shares	Value

Wholesale - Metals Service Centers & Offices - 0.85%
Reliance Steel & Aluminum Co.	19,875	$ 669,986

TOTAL COMMON STOCKS (Cost $66,189,136)		71,351,500

Real Estate Investment Trusts - 3.06%
Alexandria Real Estate Equities, Inc.	20,950	798,405
Anworth Mortgage Asset Corp.	104,400	787,176
Hospitality Properties Trust	51,600	814,764

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,178,440)		2,400,345

Money Market Securities - 5.40%
Huntington Money Market Fund - Trust Shares, 0.01% (b)	4,240,419	4,240,419

TOTAL MONEY MARKET SECURITIES (Cost $4,240,419)		4,240,419

TOTAL INVESTMENTS (Cost $72,607,995) - 99.38%		$ 77,992,264

Other assets less liabilities - 0.62%		490,349

TOTAL NET ASSETS - 100.00%		$ 78,482,613

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at July 31, 2009.

Tax Related
Unrealized appreciation	$ 9,239,374
Unrealized depreciation	(3,855,105)
Net unrealized appreciation	$ 5,384,269

Aggregate cost of securities for income tax purposes	$ 72,607,995

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments
July 31, 2009
(Unaudited)

Common Stocks - 92.69%	Shares	Value

Agriculture Chemicals - 1.54%
Agrium, Inc.	41	$ 1,894

Beverages - 1.47%
Diageo plc (a)	29	1,809

Bottled & Canned Soft Drinks, Carbonated Waters - 1.77%
Coca-Cola Femsa, S.A.B. de C.V. (a)	47	2,171

Cement, Hydraulic - 1.33%
Cemex SAB de C.V. (a) (b)	174	1,634

Chemicals & Allied Products - 1.34%
BASF SE (a)	33	1,650

Commercial Banks - 12.05%
Banco Bilbao Vizcaya Argentaria, S.A. (a)	180	2,959
Banco Santander SA (a)	190	2,747
Bank of Montreal	40	2,004
Barclays PLC (a)	93	1,910
Deutsche Bank AG (c)	46	2,985
KB Financial Group, Inc. (a) (b)	51	2,188
		14,793

Construction Special Trade Contractors - 1.01%
Chicago Bridge & Iron Co. N.V. (a)	89	1,242

Crude Petroleum & Natural Gas - 12.91%
EnCana Corp.	36	1,931
Eni S.p.A. (a)	33	1,537
Nexen, Inc.	104	2,164
Petroleo Brasileiro S.A. - Petrobras (a)	54	2,227
Royal Dutch Shell PLC (a)	63	3,316
Sasol Ltd. (a)	53	1,893
Total SA (a)	50	2,783
		15,851

Deep Sea Foreign Transportation of Freight - 2.99%
Seaspan Corp.	337	2,423
Ship Finance International, Ltd.	101	1,245
		3,668

Electric, Gas & Sanitary Services - 1.45%
E. ON AG (a)	47	1,775

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 92.69% - continued	Shares	Value

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.68%
Siemens AG (a)	26	$ 2,067

Food & Kindred Products - 2.32%
Unilever PLC (a)	108	2,846

Gold & Silver Ores - 5.57%
AngloGold Ashanti, Ltd. (a)	29	1,137
Barrick Gold Corp.	55	1,920
Silver Wheaton Corp. (b)	190	1,744
Yamana Gold, Inc.	215	2,040
		6,841

Insurance Agents, Brokers & Services - 3.92%
Allianz SE (a)	260	2,577
Willis Group Holdings, Ltd.	90	2,243
		4,820

Life Insurance - 3.96%
ING Groep N.V. (a)	194	2,510
Sun Life Financial, Inc.	69	2,353
		4,863

Metal Mining - 1.38%
BHP Billiton Ltd. (a)	27	1,700

Oil, Gas Field Services - 1.61%
Acergy SA (a)	185	1,978

Ophthalmic Goods - 1.77%
Alcon, Inc.	17	2,169

Petroleum Refining - 3.42%
BP plc (a)	41	2,052
StatoilHydro ASA (a)	100	2,145
		4,197

Pharmaceutical Preparations - 6.13%
AstraZeneca PLC (a)	52	2,415
GlaxoSmithKline plc (a)	67	2,565
Sanofi-Aventis (a)	78	2,546
		7,526

Radio Telephone Communications - 4.41%
SK Telecom Co., Ltd. (a)	186	3,130
Vodafone Group Plc (a)	111	2,284
		5,414

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 92.69% - continued	Shares	Value

Radio & TV Broadcasting & Communications Equipment - 2.06%
Nokia Corp. (a)	190	$ 2,535

Retail - Grocery Stores - 1.57%
Delhaize Group (a)	27	1,922

Savings Institution, Federally Chartered - 2.35%
HSBC Holdings plc (a)	57	2,890

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.35%
BAE Systems plc (a)	81	1,652

Services - Prepackaged Software - 1.51%
China Digital TV Holding Co., Ltd. (a)	212	1,857

Surgical & Medical Instruments & Apparatus - 3.24%
China Medical Technologies, Inc. (a) (b)	139	2,200
Covidien Ltd.	47	1,777
		3,977

Switchgear & Switchboard Apparatus - 1.79%
ABB Ltd. (a) (b)	120	2,194

Tobacco - 2.08%
British American Tobacco plc (a)	41	2,550

Water Supply - 0.93%
Companhia de Saneamento Basico do Estado de Sao Paulo (a) (b)	34	1,146

Water Transportation - 1.78%
Carnival plc (a)	76	2,189

TOTAL COMMON STOCKS (Cost $90,033)		113,820

Rights - 0.04%
KB Financial Group, Inc.	4	54

TOTAL RIGHTS (Cost $26)		54

Money Market Securities - 7.45%
Huntington Money Market Fund - Trust Shares, 0.01% (d)	9,154	9,154

TOTAL MONEY MARKET SECURITIES (Cost $9,154)		9,154

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Value

TOTAL INVESTMENTS (Cost $99,213) - 100.18%		$ 123,028

Liabilities in excess of other assets - (0.18)%		(224)

TOTAL NET ASSETS - 100.00%		$ 122,804

(a) American Depositary Receipt.
(b) Non-income producing.
(c) Global Registered Shares.
(d) Variable rate security; the money market rate shown represents the rate at July 31, 2009.

Tax Related
Unrealized appreciation	$ 23,911
Unrealized depreciation	(96)
Net unrealized appreciation	$ 23,815

Aggregate cost of securities for income tax purposes	$ 99,213

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian International Value Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

DIVERSIFICATION OF ASSETS:	Percentage of
Net Assets
Australia	1.38%
Belgium	1.57%
Bermuda	1.01%
Brazil	2.75%
Canada	13.07%
China	3.30%
Finland	2.06%
France	4.34%
Germany	9.00%
Hong Kong	1.97%
Ireland	1.45%
Italy	1.25%
Mexico	3.10%
Netherlands	5.76%
Norway	1.75%
South Africa	2.47%
South Korea	4.37%
Spain	4.65%
Switzerland	3.55%
United Kingdom	23.93%
Total	92.73%
Other assets (including money market)	7.27%
Grand Total	100.00%

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments
July 31, 2009
(Unaudited)

Common Stocks - 97.00%	Shares	Value

Accident & Health Insurance - 0.99%
Aflac, Inc.	1,672	$ 63,302

Agriculture Chemicals - 0.91%
Agrium, Inc.	1,261	58,246

Air Courier Services - 1.95%
Deutsche Lufthansa AG (a)	4,127	55,508
TNT NV (a)	2,886	68,687
		124,195

Bituminous Coal & Lignite Surface Mining - 1.07%
Yanzhou Coal Mining Co., Ltd. (a)	4,417	68,419

Cable & Other Pay Television Services - 0.99%
DISH Network Corp. - Class A (b)	3,730	63,224

Cement, Hydraulic - 0.92%
CRH plc (a)	2,377	58,783

Cigarettes - 1.01%
Reynolds American, Inc.	1,485	64,612

Commercial Banks - 7.81%
Banco Bilbao Vizcaya Argentaria, SA (a)	4,866	79,997
Banco Santander SA (a)	5,487	79,342
Barclays PLC (a)	3,433	70,514
KB Financial Group, Inc. (a) (b)	1,750	75,093
Lloyds Banking Group plc (a)	10,609	60,153
National Bank of Greece, S.A. (a) (b)	10,462	62,040
United Overseas Bank Ltd. (a)	2,877	70,918
		498,057

Communication Services - 1.05%
Telecom Italia S.p.A. (a)	4,315	67,228

Concrete Products, Except Block & Brick - 0.94%
Lafarge SA (a)	3,338	60,251

Construction Machinery & Equipment - 1.12%
Caterpillar, Inc.	1,615	71,157

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 97.00% - continued	Shares	Value

Crude Petroleum & Natural Gas - 7.09%
Chesapeake Energy Corp.	2,581	$ 55,337
Devon Energy Corp.	922	53,559
Eni S.p.A. (a)	1,198	55,803
Royal Dutch Shell PLC (a)	1,089	57,325
Santos, Ltd. (a)	1,225	58,163
Sasol (a)	1,572	56,152
Talisman Energy, Inc.	3,842	59,128
Total SA (a)	1,022	56,874
		452,341

Drilling Oil & Gas Wells - 2.79%
Diamond Offshore Drilling, Inc.	696	62,550
Noble Corp.	1,690	57,223
Transocean, Ltd. (b)	729	58,094
		177,867

Electric Services - 5.85%
American Electric Power Co., Inc. (AEP)	2,237	69,258
Centrais Eletricas Brasileiras S.A. (Eletrobras) (a)	4,430	67,735
Edison International	1,987	64,220
Enel S.p.A. (a)	9,289	51,647
FirstEnergy Corp.	1,476	60,811
International Power plc (a)	1,390	59,353
		373,024

Electronic Components - 1.16%
LG Display Company, Ltd. (a)	5,123	74,027

Electronic & Other Electrical Equipment - 0.92%
General Electric Co.	4,397	58,920

Fats & Oils - 1.01%
Archer-Daniels-Midland Co.	2,139	64,427

Finance Services - 2.13%
ABSA Group, Ltd. (a)	2,312	69,311
Sumitomo Mitsui Financial Group, Inc. (a)	15,504	66,357
		135,668

Fire, Marine & Casualty Insurance - 2.96%
ACE Ltd.	1,304	63,974
Chubb Corp. / The	1,436	66,314
Travelers Companies, Inc. / The	1,361	58,618
		188,906

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 97.00% - continued	Shares	Value

Food & Kindred Products - 1.02%
Nestle SA (a)	1,591	$ 65,358

Food Processing - 1.88%
DANONE S.A. (a)	5,956	63,193
Koninklijke Ahold NV (a)	5,004	56,895
		120,088

General Industrial Machinery & Equipment - 1.25%
Ingersoll-Rand PLC	2,765	79,853

Hospital & Medical Service Plans - 3.17%
Aetna, Inc.	2,372	63,973
CIGNA Corp.	2,580	73,272
WellPoint, Inc. (b)	1,234	64,958
		202,203

Metal Mining - 1.99%
Anglo American plc (a)	4,108	66,221
Vale SA (a)	3,071	60,591
		126,812

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.50%
Teck Resources, Ltd. - Class B (b)	3,647	95,880

Motor Vehicles & Passenger Car Bodies - 3.10%
Fiat S.p.A. (a) (b)	5,399	60,361
Nissan Motor Co., Ltd. (a)	4,825	69,914
Volvo AB (a)	9,291	67,360
		197,635

National Commercial Banks - 1.03%
National Australia Bank Ltd. (a)	3,181	65,688

Natural Gas Transmission - 1.82%
Gazprom (a)	2,591	53,763
El Paso Corp.	6,205	62,422
		116,185

Oil & Gas Field Machinery & Equipment - 2.64%
Baker Hughes, Inc.	1,506	60,993
National-Oilwell Varco, Inc. (b)	1,561	56,102
Smith International, Inc.	2,048	51,466
		168,561

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 97.00% - continued	Shares	Value

Oil, Gas Field Services - 1.79%
Halliburton Co.	2,606	$ 57,567
LUKOIL (a)	1,117	56,453
		114,020

Paper Mills - 1.23%
International Paper Co.	4,170	78,438

Petroleum Refining - 8.32%
BP plc (a)	1,156	57,846
Chevron Corp.	877	60,925
ConocoPhillips	1,281	55,993
Marathon Oil Corp.	1,871	60,340
Murphy Oil Corp.	1,042	60,644
Petro-Canada	1,424	58,911
Repsol YPF, S.A. (a)	2,556	59,631
StatoilHydro ASA (a)	2,809	60,253
Valero Energy Corp.	3,129	56,322
		530,865

Pharmaceutical Preparations - 5.93%
AstraZeneca PLC (a)	1,435	66,641
Eli Lilly and Co.	1,709	59,627
Forest Laboratories, Inc. (b)	2,433	62,844
Merck & Co., Inc.	2,174	65,242
Pfizer, Inc.	3,992	63,593
Sanofi-Aventis (a)	1,842	60,123
		378,070

Radio Telephone Communications - 1.74%
Mobile TeleSystems (a)	1,427	59,920
Tele Norte Leste Participacoes S.A. (Telemar) (a)	3,304	50,849
		110,769

Savings Institution, Federally Chartered - 0.00%
Washington Mutual, Inc. (b)	1,860	175

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.71%
BAE Systems plc (a)	2,641	53,850
Northrop Grumman Corp.	1,235	55,056
		108,906

Services - Miscellaneous Business Services - 1.07%
Svenska Cellulose AB (SCA) (a)	5,307	68,460

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

Common Stocks - 97.00% - continued	Shares	Value

Services - Motion Picture & Video Tape Production - 1.02%
Time Warner, Inc.	2,440	$ 65,050

State Commercial Banks - 1.01%
State Street Corp.	1,281	64,434

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 3.96%
ArcelorMittal (c)	1,723	62,097
Companhia Siderurgica Nacional S.A. (CSN) (a)	2,381	60,954
POSCO (a)	707	71,456
Tenaris S.A. (a)	1,910	57,911
		252,418

Telephone Communications (No Radio Telephone) - 6.28%
BT Group plc (a)	3,916	82,549
Nippon Telegraph and Telephone Corp. (a)	2,920	60,298
Telefonica S.A. (a)	908	67,773
Telenor ASA (a) (b)	2,207	61,244
Telesp - Telecomunicacoes de Sao Paulo S.A. (a)	2,455	56,907
Turkcell Iletisim Hizmetleria AS (Turkcell) (a)	4,577	72,225
		400,996

Wholesale - Petroleum & Petroleum Products - 0.87%
Mitsui & Co., Ltd. (a)	224	55,819

TOTAL COMMON STOCKS (Cost $5,687,415)		6,189,337

Real Estate Investment Trusts - 2.04%
Annaly Capital Management, Inc.	4,074	68,647
Simon Property Group, Inc.	1,102	61,379

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $115,600)		130,026

Rights - 0.03%
KB Financial Group, Inc.	136	1,836

TOTAL RIGHTS (Cost $1,061)		1,836

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
July 31, 2009
(Unaudited)

	Shares	Value
Money Market Securities - 0.78%
Huntington Money Market Fund - Trust Shares, 0.01% (d)	50,048	$ 50,048

TOTAL MONEY MARKET SECURITIES (Cost $50,048)		50,048

TOTAL INVESTMENTS (Cost $5,854,124) - 99.85%		$ 6,371,247

Other assets less liabilities - 0.15%		9,588

TOTAL NET ASSETS - 100.00%		$ 6,380,835

(a) American Depositary Receipt.
(b) Non-income producing.
(c) New York registry.
(d) Variable rate security; the money market rate shown represents the rate at July 31, 2009.

Tax Related
Unrealized appreciation	$ 606,975
Unrealized depreciation	(89,852)
Net unrealized appreciation	$ 517,123

Aggregate cost of securities for income tax purposes	$ 5,854,124

*See accompanying text which is an integral part of these financial statements.

Dreman Contrarian Funds

Notes to the Schedule of Investments

July 31, 2009

(Unaudited)

Securities Valuation and Fair Value Measurements - The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), on November 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. In addition, in April 2009, FASB issued Staff Position No. 157-4, “Determining Fair Value When the Volume and Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 further clarifies the requirements of FAS 157. The Funds adopted FAS 157-4 as of July 31, 2009.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including quoted prices for an identical security in an active market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchanged-traded funds, closed-end funds, real estate investment trusts, income trusts, and preferred and convertible preferred securities, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Dreman Contrarian Funds

Notes to the Schedule of Investments - continued

July 31, 2009

(Unaudited)

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, collateralized mortgage obligations, certificates of deposit, reverse convertible notes, U.S. government securities and U.S. government agency securities, and foreign bonds denominated in US dollars when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

The following is a summary of the inputs used to value the Dreman Contrarian Large Cap Value Fund’s investments as of July 31, 2009:

Dreman Contrarian Funds

Notes to the Schedule of Investments - continued

July 31, 2009

(Unaudited)

The Dreman Contrarian Large Cap Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dreman Contrarian Large Cap Value Fund did not hold any derivative instruments during the reporting period.

The following is a summary of the inputs used to value the Dreman Contrarian Mid Cap Value Fund’s investments as of July 31, 2009:

The Dreman Contrarian Mid Cap Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dreman Contrarian Mid Cap Value Fund did not hold any derivative instruments during the reporting period.

The following is a summary of the inputs used to value the Dreman Contrarian Small Cap Value Fund’s investments as of July 31, 2009:

The Dreman Contrarian Small Cap Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dreman Contrarian Small Cap Value Fund did not hold any derivative instruments during the reporting period.

Dreman Contrarian Funds

Notes to the Schedule of Investments - continued

July 31, 2009

(Unaudited)

The following is a summary of the inputs used to value the Dreman Contrarian International Value Fund’s investments as of July 31, 2009:

The Dreman Contrarian International Value Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dreman Contrarian International Value Fund did not hold any derivative instruments during the reporting period.

The following is a summary of the inputs used to value the Dreman Market Over-Reaction Fund’s investments as of July 31, 2009:

The Dreman Market Over-Reaction Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dreman Market Over-Reaction Fund did not hold any derivative instruments during the reporting period.

Security Transactions and Related Income- The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Dreman Contrarian Funds________

By

/s/ John Swhear

John Swhear, Acting Chief Executive Officer

Date: 09/22/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ John Swhear

John Swhear, Acting Chief Executive Officer

Date: 09/22/2009

By

/s/William Murphy

William Murphy, Treasurer and Chief Financial Officer

Date: 09/22/2009